STOCKHOLDERS’ DEFICIT (Details Narrative)																					1 Months Ended		2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 07, 2024	Jun. 11, 2024 USD ($) $ / shares shares	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 13, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares	Jul. 10, 2023 shares	Jul. 05, 2023 USD ($) $ / shares shares	May 01, 2023	Mar. 08, 2023 USD ($) shares	Nov. 16, 2022 USD ($) $ / shares shares	Nov. 16, 2022 $ / shares shares	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 25, 2022 USD ($) $ / shares shares	Aug. 16, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($)	Nov. 30, 2021 USD ($)	Apr. 03, 2020 $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	Jan. 31, 2024 USD ($)	May 31, 2019 USD ($) shares	Oct. 12, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024	Nov. 30, 2023 USD ($)	Nov. 30, 2023 AUD ($)	Jul. 31, 2023 USD ($)	Jul. 12, 2023 shares	Jul. 05, 2023 AUD ($) shares	Mar. 31, 2023 shares	Sep. 21, 2022 shares	Sep. 20, 2022 shares	May 18, 2022 shares	May 17, 2022 shares
Class of Stock [Line Items]
Stockholders equity reverse stock split	sixty thousand pre-split shares (1:60,000)							one-for-one thousand (1:1,000)
Preferred stock, shares authorized | shares																								1,500,005				1,500,005		1,500,005	1,500,005													3,001,500,005
Preferred stock, par value | $ / shares																								$ 0.01				$ 0.01		$ 0.01	$ 0.01
Shares issued | shares		263	29	23
Investor loan, value																								$ 49,100				$ 49,100		$ 130,800	$ 168,200	$ 57,639	$ 85,000	$ 71,629		$ 71,629	$ 71,629
Accrued interest																								3,769				3,769		8,700	16,632
Conversion fees																								2,833				2,833		3,832	1,838
Loss on extinguishment debt conversion																								81,752				81,752		209,233	369,602
Debt conversion fair value																								51,674				51,674		263,798	352,051
Gain (loss) on extinguishment of debt																								$ 18,759		$ 211		30,078	$ (34,099)	$ (54,565)	$ (25,969)
Reclassified from premium liabilities to additional paid in capital																												$ 9,336
Common stock per share | $ / shares																								$ 0.001				$ 0.001		$ 0.001	$ 0.001
Stock issued during period, value																														$ 23,057	$ 48,469
Number of Shares | shares																												0	0
Weighted average remaining contractual term																												4 years 4 months 13 days		4 years 10 months 13 days
Company recognized stock-based compensation																								$ 0		0		$ 0	$ 0	$ 0	$ 0
Unvested stock option expense																								$ 0		0		$ 0	0	$ 0
Stock options granted | shares																												0		0	0
Common stock shares authorized | shares																								10,000,000,000				10,000,000,000		10,000,000,000	10,000,000,000											10,000,000,000	3,000,000,000	3,000,000,000	1,000,000,000
Number of preferred stock authorized shares | shares																																										1,500,005		1,500,005
Total number of authorized shares | shares																																										10,001,500,005
Aggregate value																								$ 14				$ 14		$ 8
Shares issued price per share | $ / shares		$ 48	$ 78	$ 360
Gross proceeds																$ 24,711														23,057	$ 24,711
Subscription receivable value																														$ 23,758
Subscription receivable		$ 11,975	$ 2,260	$ 8,822																	$ 8,822								8,822
Warrants exercised | shares																								14,508				14,508		7,980	101
Gains losses on extinguishment of debt																								$ (18,759)		$ (211)		$ (30,078)	34,099	$ 54,565	$ 25,969
Stock issued during period value services																									$ 15,000						138,947
Share based compensation																															2,408
Deemed dividend																														192,960	466,273
Debt discount to be amortized																												$ 133,644	164,904	$ 294,005	$ 202,952
Warrants term																																			5 years
Warrants exercisable | shares																															0.0002
Issuance of common stock for exercise of warrants | shares									0.0001
Warrants aggregate price																															$ 475,000
Proceeds from warrants exercise																															475,000
Series B Warrant [Member]
Class of Stock [Line Items]
Offer from Series B warrants																															$ 475,000
Warrants exercised | shares																															0.0002
Share price | $ / shares																															$ 2,400,000,000
Series A Warrants [Member]
Class of Stock [Line Items]
Stock issued during period | shares																														105	9
Warrants exercised | shares																														105	9
Warrants exercised | shares																														0.000001	0.00002
Share price | $ / shares																														$ 0.000001	$ 0.00002
Warrants exercise price | $ / shares																														12,000,000,000	12,000,000,000
Alternate cashless warrant exercise price | $ / shares																														$ 60	$ 60
Percentage of exercise price and market price																														70.00%
Series A Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																														$ 12,000,000
Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued | shares									0.0001
Warrants exercised | shares																															0.0002
Share issued value									$ 100,000
Proceeds from warrants exercise																															$ 475,000
Consultant Services [Member]
Class of Stock [Line Items]
Stock issued during period shares for services | shares																															10
Consultant Three [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares																															$ 8,100
Stock issued during period value services																															$ 82,137
Share based compensation																															82,137
Stock issued during period shares | shares						10
Fair Value [Member]
Class of Stock [Line Items]
Gain (loss) on extinguishment of debt																															(17,551)
Gains losses on extinguishment of debt																															17,551
Affiliated Entity [Member]
Class of Stock [Line Items]
Gain (loss) on extinguishment of debt																															(17,499)
Gains losses on extinguishment of debt																															$ 17,499
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period | shares																0.24										23				315
Stock issued during period, value
Shares issued price per share | $ / shares																$ 120,000
Stock issued during period shares for services | shares										1															250						1
Stock issued during period value services
Issuance of common stock for exercise of warrants | shares									0.0001
Warrants aggregate price
Issue of warrants | shares																								3,041	3,237	278	82			7,432	85
Common Stock [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares																															3
Common Stock [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Stock issued during period | shares																															0.0002
Stock issued during period, value																															$ 2,400,000,000
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Shares issued price per share | $ / shares										$ 4,200	$ 4,200			$ 54,000
Stock issued during period shares for services | shares											1			0.10
Stock issued during period value services										$ 51,311				$ 5,500
Share based compensation																															51,311
Series B Warrants [Member]
Class of Stock [Line Items]
Offer from Series B warrants									$ 250,000
Warrant [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares															$ 600,000
Warrants exercised | shares															0.02
Warrants aggregate price									$ 150,000
Warrants expiration date															Aug. 16, 2025
Fair value adjustment of warrants															$ 2,408
Stock valuation price per share | $ / shares															$ 156,000															$ 7,140
Warrant exercise price | $ / shares															$ 600,000															$ 600
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input															0															0
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term															3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input															3.19															4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input															236															268
Warrant [Member] | Affiliated Entity [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares															$ 600,000
Warrants exercised | shares															0.04															250
Fair value adjustment of warrants															$ 5,551
Stock valuation price per share | $ / shares															$ 156,000
Warrant exercise price | $ / shares															$ 600,000
Warrants outstanding payable															$ 23,050
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input															0
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term															3 years															3 years
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input															3.19
Warrant [Member] | Affiliated Entity [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input															236
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuances | shares																								0.004				0.004		1
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, value based on quoted trading price																						$ 497,240
Unrecognized restricted stock units expense																												$ 248,620		$ 248,620	248,620
Restricted stock units not yet vested, shares																								$ 248,620				$ 248,620		$ 248,620	248,620
Restricted stock units, shares | shares																						0.000002
Restricted stock units, value																						$ 255,000,000
Warrant [Member]
Class of Stock [Line Items]
Share based compensation expenses																															$ 2,408
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Common stock reserved for future issuances | shares																								124,368				124,368		116,226
Consulting Agreement [Member]
Class of Stock [Line Items]
Stock issued during period | shares																							250
Monthly Fee																	$ 50,000						$ 7,500
Common stock per share | $ / shares																							$ 60
Stock issued during period, value																							$ 15,000
Prepaid stock-based compensation																												$ 15,000
Warrants exercised | shares																															10
Common Stock Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Agreement term					24 months
Drawdown description					pursuant to a Drawdown Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the Common Stock during the five (5) business days immediately preceding a Drawdown Notice or (ii) $200,000; provided that in no event may a Drawdown Notice be for less than $5,000, exceed 875 Shares or cause the Investor’s ownership to exceed 4.99% of the outstanding number of shares of Common Stock immediately prior to the issuance of such Shares. The actual amount of proceeds that the Company will receive in connection with each Drawdown Notice is determined under the Equity Line Agreement by multiplying the number of Shares to be sold by the applicable purchase price per share, which is equal to 85% of the lowest traded price of the Common Stock during the 7 business days immediately following the Clearing Date, less Clearing Costs (as each such term is defined in the Equity Line Agreement)
Common Stock Purchase Agreement [Member] | Maximum [Member] | Investor [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares					$ 0.001
Sale of stock, value					$ 5,000,000
Common Stock Purchase Agreement [Member] | Dutchess [Member]
Class of Stock [Line Items]
Agreement term													36 months					36 months
Percentage of lowest trading price equals purchase price of each shares																		92.00%
Percentage of average daily trading volume												200.00%						300.00%
Aggregate value												$ 250,000	$ 250,000					$ 250,000
Beneficial ownership limitation, percentage												9.99%
Common Stock Purchase Agreement [Member] | Dutchess [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock issued during period, value													$ 5,000,000					$ 5,000,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Investor loan, value																															$ 65,280
Debt discount to be amortized																												$ 88,000	$ 186,000	$ 232,700	210,278
Equity purchase agreement description																			the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 0.0001 units, each consisting of (i) 0.0001 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 0.00003 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants exercised | shares																			0.0002
Share price | $ / shares																			$ 6,000,000
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued | shares												1	1
Investor loan, value												$ 125,000	$ 125,000																									$ 142,909
Accrued interest																															$ 22,749							$ 70
Debt discount to be amortized												$ 37,500	$ 37,500
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member]
Class of Stock [Line Items]
Fair value adjustment of warrants																														$ 141,084
Letter Agreement [Member]
Class of Stock [Line Items]
Investor loan, value							$ 153,256																																	$ 230,000
Warrants exercised | shares							250																																	250
Share price | $ / shares							$ 600
Fair value adjustment of warrants							$ 141,084
Maturity term							3 years
Issue of warrants | shares							250
Letter Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock valuation price per share | $ / shares							$ 7,140
Warrant exercise price | $ / shares							$ 600
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Measurement input							0																																	0
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term							3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input							4.59																																	4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input							268																																	268
Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued during period | shares																								3,041	3,237					7,433	84
Average contractual conversion prices | $ / shares																								$ 6	$ 12			$ 6		$ 78	$ 10,200
Investor loan, value																								$ 18,300	$ 44,925			$ 18,300		$ 531,654	$ 935,699
Accrued interest																								1,558	7,053			1,558		28,829	80,586
Conversion fees																								2,034	$ 2,548			2,034		3,832	1,838
Debt instrument fair value																								$ 137,454				$ 137,454		$ 352,565	$ 556,272
Warrants exercised | shares																															13								13
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																															5.24
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Measurement input																								295				295		323.40	334.56
Convertible Debt [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																												5 months 12 days		3 months 10 days	8 months 23 days
Convertible Debt [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Measurement input																								4.40				4.40		5.47
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares																								500,000				500,000		500,000
Preferred stock shares outstanding | shares																								0				0		0											0
Preferred stock shares issued | shares																								0				0		0
Shares issued | shares																								0				0		0	0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares																								5				5		5	5
Preferred stock, par value | $ / shares																								$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock shares outstanding | shares																								1				1		1	1
Preferred stock shares issued | shares																								1				1		1	1
Shares issued | shares																								0				0		0	0
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																			0.001	0.0001
Share price | $ / shares																				$ 2.40
Warrants term																				3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares																				0.001
Warrants exercisable | shares																				38
Trading days | Integer																				10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Class of Stock [Line Items]
Stock issued during period | shares																				0.0001
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																			0.001
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants exercised | shares																				0.001
Share price | $ / shares																				$ 12,000,000,000
Warrants term																				3 years
Series A Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants exercised | shares																				0.0002
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Share price | $ / shares																				$ 12,000,000,000
Warrants term																				3 years
Warrant description																				the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $12,000,000,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price is $0.001 or the par value. See above “Shares issued for exercise of warrants” for discussion of deemed dividend related to alternate cashless exercise